Retirement benefits obligations - Balance sheet (Details) - CHF (SFr)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Defined benefit plans
Net defined benefit (liability) asset	SFr (184,847)	SFr (371,608)
Increase (decrease) in retirement benefit obligation	(200,000)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(5,096,588)	(5,126,017)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	SFr 4,911,741	SFr 4,754,409